Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Current and Deferred Portions of the Income Tax Expense

The current and deferred portions of the income tax expense included in the consolidated statements of operations and comprehensive income (loss) as determined in accordance with ASC 740, Income Taxes, are as follows:

	Years ended December 31,
	2024	2023	2022

Current	$1,245	$1,058	$3,419
Deferred	-	-	-
	$1,245	$1,058	$3,419

Schedule of Reconciliation of the Difference Between the Expected Income Tax Expense or Benefit

A reconciliation of the difference between the expected income tax expense or benefit computed at applicable statutory income tax rates and the Group’s income tax expense is shown in the following table:

	Years ended December 31,
	2024	2023	2022

Income tax (benefit) expense at applicable statutory rate (1)	$(4,490,854)	$(792,883)	$(5,199,883)
Nondeductible expenses	1,612	939,078	328,511
Impact of foreign tax rate differential (2)	3,593,100	(1,047,950)	3,117,801
Current year change in valuation allowance	1,033,191	(45,629)	1,804,389
Other	(4,829)	(4,304)	(47,399)
Prior year examination adjustment	(130,975)	952,746	-
Reported income taxes	$1,245	$1,058	$3,419

(1)	The applicable statutory rate applied is based on the profits tax rates in Hong Kong. Effective for tax years ended on or after December 31, 2018, the applicable tax rate was 8.25% on the first HK $2,000,000 of assessable profits and 16.5% on any assessable profits above that threshold. The 8.25% tax rate can only be utilized by one entity in a controlled group. All other Hong Kong entities in the Group utilize the 16.5% tax rate. The Singapore entity within the Group has an applicable tax rate of 17.0%. The entity in the United States within the Group has a federal tax rate of 21.0%.

(2)	The Group also has entities domiciled in the British Virgin Islands and the Cayman Islands, but such entities are not subject to income or capital gains taxes.

Schedule of Deferred Tax Assets (Liabilities)

Significant components of the Group’s deferred tax assets (liabilities) are presented below:

	As of December 31,
	2024	2023
Deferred tax asset
Net operating loss carryforwards	$5,007,686	$4,906,816
Less: Valuation allowance	(5,007,686)	(4,906,816)
Net deferred tax asset	$-	$-